Condensed Consolidated Statement of Cash Flows (Unaudited) (Parenthetical)	6 Months Ended
Jun. 30, 2018 USD ($)
Statement of Cash Flows [Abstract]
Assumption of Lola One liabilities concurrent with merger - as part of the merger, Lola One note payable	$ 33,452